Summary of significant accounting policies - Intangible assets (Details)	Dec. 31, 2024
Trademarks of GFS
Summary of significant accounting policies
Useful lives ( in years)	10 years
Service Contracts of GFS
Summary of significant accounting policies
Useful lives ( in years)	1 year
Non-competition agreements of Apiguru
Summary of significant accounting policies
Useful lives ( in years)	3 years
Customer relationship of Riches Holdings
Summary of significant accounting policies
Useful lives ( in years)	10 years